UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2018 to January 31, 2019

Item 1:                                                        Schedule of Investments

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

January 31, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (74.0%)
$25,000	Federal Farm Credit Banks, LIBOR 3M - 0.010%(1)	(AA+, Aaa)	09/23/19	2.814	$25,020,232
34,100	Federal Farm Credit Banks, LIBOR 1M + 0.180%(1)	(AA+, Aaa)	10/24/19	2.699	34,153,303
60,000	Federal Farm Credit Banks, LIBOR 3M - 0.060%(1)	(AA+, Aaa)	10/25/19	2.711	60,048,909
34,100	Federal Farm Credit Banks, FCPR DLY - 2.910%(1)	(AA+, Aaa)	12/11/19	2.590	34,114,453
68,000	Federal Farm Credit Banks, LIBOR 3M - 0.120%(1)	(AA+, Aaa)	01/27/20	2.645	68,044,333
40,000	Federal Farm Credit Banks, FCPR DLY - 2.930%(1)	(AA+, Aaa)	09/24/20	2.570	39,992,031
44,000	Federal Farm Credit Banks, USBMMY3M + 0.130%(1)	(AA+, Aaa)	11/12/20	2.519	44,054,807
31,400	Federal Farm Credit Banks, FCPR DLY - 2.980%(1)	(AA+, Aaa)	11/12/20	2.520	31,333,271
30,600	Federal Farm Credit Banks, LIBOR 1M + 0.065%(1)	(AA+, Aaa)	12/28/20	2.567	30,596,942
67,800	Federal Farm Credit Banks, LIBOR 3M - 0.080%(1)	(AA+, Aaa)	01/15/21	2.707	67,774,054
29,200	Federal Farm Credit Banks, LIBOR 1M + 0.160%(1)	(AA+, Aaa)	01/25/21	2.670	29,238,004
46,000	Federal Farm Credit Banks, LIBOR 1M + 0.350%(1)	(AA+, Aaa)	02/05/21	2.863	46,314,852
29,200	Federal Farm Credit Banks, LIBOR 1M + 0.010%(1)	(AA+, Aaa)	04/19/21	2.513	29,209,742
20,000	Federal Farm Credit Banks, FEDL01 + 0.200%(1)	(AA+, Aaa)	06/21/21	2.600	20,014,260
30,000	Federal Farm Credit Banks, LIBOR 1M + 0.010%(1)	(AA+, Aaa)	06/28/21	2.512	29,996,671
40,000	Federal Farm Credit Banks, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	07/16/21	2.510	39,889,234
21,500	Federal Farm Credit Banks, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	08/09/21	2.511	21,454,344
60,450	Federal Farm Credit Banks, USBMMY3M + 0.140%(1)	(AA+, Aaa)	09/17/21	2.529	60,503,571
70,700	Federal Farm Credit Banks, LIBOR 3M + 0.010%(1)	(AA+, Aaa)	09/20/21	2.802	70,686,357
42,000	Federal Farm Credit Banks, FEDL01 + 0.220%(1)	(AA+, Aaa)	10/12/21	2.620	41,983,556
59,600	Federal Farm Credit Banks, USBMMY3M + 0.140%(1)	(AA+, Aaa)	11/08/21	2.529	59,639,593
100,400	Federal Farm Credit Banks, FCPR DLY - 2.80%(1)	(AA+, Aaa)	11/23/21	2.700	100,400,508
9,200	Federal Farm Credit Banks, LIBOR 1M + 0.260%(1)	(AA+, Aaa)	11/23/21	2.772	9,258,517
12,100	Federal Farm Credit Banks	(AA+, Aaa)	09/13/24	3.420	12,100,230
5,000	Federal Farm Credit Banks	(AA+, Aaa)	10/16/24	3.640	5,024,370
45,000	Federal Home Loan Banks	(AA+, Aaa)	08/05/19	0.875	44,631,135
100,000	Federal Home Loan Banks, TBILL 3M + 0.070%(1)	(AA+, Aaa)	01/30/20	2.523	100,060,133
83,000	Federal Home Loan Banks, LIBOR 3M + 0.125%(1)	(AA+, Aaa)	07/01/20	2.922	83,312,745
35,000	Federal Home Loan Banks, LIBOR 1M + 0.150%(1)	(AA+, Aaa)	09/28/20	2.652	35,089,103
14,100	Federal Home Loan Banks, TBILL 3M + 0.090%(1)	(AA+, Aaa)	02/01/21	2.528	14,117,818
35,400	Federal Home Loan Banks, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	07/13/21	2.514	35,387,819
75,000	Federal Home Loan Mortgage Corp., LIBOR 1M - 0.100%(1)	(AA+, Aaa)	08/12/19	2.414	75,002,267
100,000	Federal Home Loan Mortgage Corp.(2)	(AA+, Aaa)	09/20/19	2.530	100,026,500
48,100	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/18/22	3.000	48,111,833
35,000	Federal Home Loan Mortgage Corp. Discount Notes(3)	(AA+, Aaa)	04/17/19	2.410	34,825,735
126,000	Federal National Mortgage Association, SOFR + 0.160%(1)	(AA+, Aaa)	01/30/20	2.560	126,144,323
75,700	Federal National Mortgage Association, LIBOR 3M - 0.150%(1)	(AA+, Aaa)	03/13/20	2.629	75,714,940
61,200	Federal National Mortgage Association, LIBOR 3M - 0.160%(1)	(AA+, Aaa)	03/25/20	2.662	61,205,184
65,000	Federal National Mortgage Association, SOFR + 0.100%(1)	(AA+, Aaa)	04/30/20	2.500	65,032,320
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $1,908,448,911)					1,909,507,999

UNITED STATES TREASURY OBLIGATIONS (21.0%)
40,000	United States Treasury Bill(3)	(AA+, Aaa)	08/01/19	2.433	39,518,339
308,000	United States Treasury Floating Rate Note, USBMMY3M + 0.045%(1),(4),(5)	(AA+, Aaa)	10/31/20	2.450	307,766,920
5,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.048%(1),(5)	(AA+, Aaa)	10/31/19	2.453	5,001,892
50,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.000%(1),(5)	(AA+, Aaa)	01/31/20	2.405	49,991,388
90,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.033%(1),(5)	(AA+, Aaa)	04/30/20	2.438	89,982,295
50,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.043%(1),(5)	(AA+, Aaa)	07/31/20	2.448	49,976,267
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $542,053,402)					542,237,101

TOTAL INVESTMENTS AT VALUE (95.0%) (Cost $2,450,502,313)					2,451,745,100

OTHER ASSETS IN EXCESS OF LIABILITIES (5.0%)					129,827,253

NET ASSETS (100.0%)					$2,581,572,353

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

(1)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2019.

(2)	Step Bond — The interest rate shown is as of January 31, 2019 and will reset at a future date.
(3)	Security is zero coupon. Rate presented is yield to maturity as of January 31, 2019.
(4)	At January 31, 2019, $24,981,000 in the value of this security has been pledged to intial margin requirements for open futures contracts.
(5)	At January 31, 2019, $62,481,989 in the value of these securities has been pledged as collateral for open swap contracts.

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

DLY = Daily

FCPR = Federal Reserve Bank Prime Loan Rate U.S.

FEDL01 = Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBILL = Treasury Bill Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase
Energy
Light Sweet Crude Oil Futures	USD	Mar 2019	412	$22,161,480	$826,743

Contracts to Sell
Energy
Light Sweet Crude Oil Futures	USD	Dec 2019	(412)	(22,643,520)	$5,220,889
					$6,047,632

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$12,518,969	02/27/19	Bank of America	BofA Merrill Lynch Commodity MLCILP2 Total Return Strategy	2.53%	$—	$—	$176,920
USD	357,722,311	02/27/19	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return	2.63%	—	—	2,183,179
USD	15,872,201	02/27/19	Bank of America	Bloomberg Commodity Index Total Return	2.47%	—	—	101,783
USD	69,646,069	02/27/19	Barclays	Bloomberg Commodity Index Total Return	2.49%	—	—	446,349
USD	178,479,219	02/27/19	BNP Paribas	Bloomberg Commodity Index Total Return	2.50%	—	—	1,143,783
USD	181,636,493	02/27/19	CIBC	Bloomberg Commodity Index Total Return	2.49%	—	—	1,164,075
USD	35,232,356	02/27/19	CIBC	Bloomberg Commodity Index 2 Month Forward Total Return	2.54%	—	—	314,860
USD	247,136,070	02/27/19	Citigroup	Bloomberg Commodity Index Total Return	2.48%	—	—	1,584,323
USD	213,668,219	02/27/19	Goldman Sachs	Bloomberg Commodity Index Total Return	2.47%	—	—	1,370,180
USD	65,191,129	02/27/19	Goldman Sachs	Bloomberg Commodity Index 2 Month Forward Total Return	2.53%	—	—	582,718
USD	95,710,198	02/27/19	JPMorgan Chase	Bloomberg Commodity Index Total Return	2.47%	—	—	613,756

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$35,970,853	02/27/19	JPMorgan Chase	Bloomberg Commodity Index 2 Month Forward Total Return	2.49%	$—	$—	$321,839
USD	25,539,618	02/27/19	Macquarie	Bloomberg Commodity Index Total Return	2.46%	—	—	163,826
USD	353,121,829	02/27/19	Macquarie	Macquarie Commodity Customized Product 112T Index (a)	2.63%	—	—	2,140,347
USD	71,524,960	02/27/19	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	2.55%	—	—	639,059
USD	104,834,816	02/27/19	RBC Capital	Bloomberg Commodity Index Total Return	2.49%	—	—	671,867
USD	48,617,202	02/27/19	RBC Capital	Bloomberg Commodity Index 2 Month Forward Total Return	2.57%	—	—	434,197
USD	47,558,847	02/27/19	Societe Generale	Bloomberg Commodity Index Total Return	2.485	—	—	304,887
USD	32,019,351	02/27/19	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	2.51%	—	—	404,959
USD	253,493,025	02/27/19	Societe Generale	Societe Generale P04 TR Index (b)	2.63%	—	—	1,568,008
USD	123,618,314	02/27/19	UBS	Bloomberg Commodity Index Total Return	2.48%	—	—	792,484
USD	15,217,820	02/27/19	UBS	Bloomberg Commodity Index 2 Month Forward Total Return	2.50%	—	—	136,113
								$17,259,512

(a)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Contract	Weight	1/31/19 Price	Quantity (1)	1/31/19 Value(1)(2)
COMEX Gold	GCM9	12.26%	1,331.60	327.36	43,591,347
NYMEX Nat Gas	NGH19	8.04%	2.81	1,015.61	28,579,403
NYMEX WTI Crude Oil	CLH9	7.96%	53.79	525.94	28,290,566
COMEX High Grade Copper	HGK9	7.53%	2.79	383.08	26,753,100
ICE Brent Crude Oil	COK9	7.40%	60.93	431.45	26,288,432
CBOT Soybeans	S H9	5.87%	9.15	456.00	20,867,845
CBOT Corn	C H9	5.76%	3.77	1,086.86	20,460,083
LME Aluminium	LAM19	4.29%	1,921.50	317.15	15,235,303
CME Live Cattle	LCJ9	4.06%	1.26	285.35	14,416,061
COMEX Silver	SIN9	3.87%	16.26	169.41	13,770,353
LME Zinc	LXM9	3.44%	2,702.00	181.03	12,228,870
CBOT Soy Meal	SMH9	3.25%	310.00	372.50	11,547,493
CBOT Bean Oil	BOH9	3.21%	0.30	630.97	11,421,902
CBOT Wheat	W N9	3.08%	5.27	415.24	10,941,663
NYBOT Sugar	SBK9	2.98%	0.13	739.34	10,607,453
LME Nickel	LNM9	2.87%	12,526.00	135.90	10,214,034
ICE Gas Oil	QSH9	2.78%	582.25	169.99	9,897,720
NYBOT Coffee	KCH9	2.52%	1.06	225.57	8,958,034
NYMEX Heating Oil	HOH9	2.20%	1.88	99.16	7,818,926
NYMEX Unleaded Gasoline	XBH9	2.20%	1.38	135.04	7,813,231
CME Lean Hogs	LHJ9	1.75%	0.60	257.77	6,209,570
NYBOT Cotton	CTH9	1.42%	0.74	136.11	5,063,262
KCBOT Kansas Wheat	KWH9	1.26%	4.99	179.14	4,469,579

(1)	Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of January 31, 2019.
(2)	Value represents product of price, quantity and contract multiplier.

(b)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Contract	Weight	1/31/19 Price	Quantity(1)	1/31/19 Value (1)(2)
GOLD	GCM9	12.36%	1,331.60	23,686	31,540,634
NATURAL GAS	NGH19	8.72%	2.81	7,920,186	22,255,722
WEST TEXAS INTERMEDIATE CRUDE NYMEX	CLH9	7.86%	53.79	372,668	20,045,817
COPPER COMEX	HGK9	7.50%	2.79	6,848,992	19,132,658
BRENT IPE	COJ9	7.37%	60.84	309,264	18,815,621
SOYABEAN CBOT	S H9	5.73%	9.15	1,597,678	14,622,744
CORN CBOT	C H9	5.67%	3.77	3,845,235	14,477,311
ALUMINIUM LME	LAH19	4.20%	1,911.50	5,609	10,720,950
LIVE CATTLE	LCJ9	4.09%	1.26	8,263,681	10,437,030
SILVER	SIN9	3.96%	16.26	621,336	10,101,054
SOYBEAN MEAL	SMH9	3.22%	310.00	26,509	8,217,703
ZINC LME	LXM9	3.20%	2,702.00	3,020	8,161,131
SOYBEAN OIL	BOH9	3.08%	0.30	26,031,726	7,853,772
SUGAR	SBK9	3.02%	0.13	60,137,094	7,703,562
WHEAT CBOT	W K9	3.01%	521.75	14,699	7,668,972
NICKEL LME	LNH9	2.85%	12,446.50	585	7,283,878
Gas Oil	QSH9	2.74%	582.25	11,999	6,986,544
COFFEE	KCH9	2.43%	1.06	5,847,737	6,192,753
GASOLINE BLENDSTOCK - NYMEX	XBH9	2.24%	1.38	4,144,368	5,709,282
HEATOIL NYMEX	HOK9	2.19%	186.66	29,889	5,579,096
LEAN HOGS	LHJ9	1.84%	0.60	7,810,816	4,704,064
COTTON	CTH9	1.41%	0.74	4,838,104	3,599,549
KANSAS WHEAT	KWH9	1.22%	4.99	623,511	3,111,321
Cash	NA	0.11%	1.00	1	270,374

(1)	Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of January 31, 2019.
(2)	Value represents product of price, quantity and contract multiplier.

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities
United States Agency Obligations	$—	$1,909,507,999	$—	$1,909,507,999
United States Treasury Obligations	—	542,237,101	—	542,237,101
	$—	$2,451,745,100	$—	$2,451,745,100

Other Financial Instruments*
Futures Contracts	$6,047,632	$—	$—	$6,047,632
Swap Contracts**	—	17,259,512	—	17,259,512

*        Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

**      Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended January 31, 2019, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 28, 2019

/s/Laurie Pecha
Name:	Laurie Pecha
Title:	Chief Financial Officer and Treasurer
Date:	March 28, 2019